GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
Table Text Block [Abstract]
The following table provides a reconciliation of goodwill:
(MILLIONS)	Notes	Total
Balance, as at December 31, 2016		$896
Foreign exchange		5
Balance, as at December 31, 2017		$901
Acquired through acquisition	3	27
Transfer to Assets held for sale	4	(22)
Foreign exchange		(78)
Balance, as at December 31, 2018		$828